Events after the reporting period	3 Months Ended
Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period

10.	Events after the reporting period

In April 2026, the Company was awarded $200,000 in non-dilutive grant funding from the Ontario government through the Ontario Junior Exploration Program (“OJEP”) administered by the Ontario Ministry of Mines.

In April 2026, the Company granted 250,000 stock options exercisable at $0.49 each to an officer and certain consultants of the Company. The options vested immediately and have a ten year term to expiry.